Segmented information - Revenue and long-lived assets, by geographical areas (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 1,284,291	$ 1,165,787
Long-lived assets	1,387,117	1,284,342
Australia
Segment Reporting Information [Line Items]
Revenue	689,986	590,901
Long-lived assets	729,993	584,363
Canada
Segment Reporting Information [Line Items]
Revenue	588,859	566,669
Long-lived assets	657,124	699,979
United States
Segment Reporting Information [Line Items]
Revenue	$ 5,446	$ 8,217